Accruals and Other Liabilities - Summary of Accruals and Other Liabilities (Detail) ¥ in Thousands, $ in Thousands		Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 CNY (¥)
Accrued liabilities and other current liabilities
Deposits from merchants	[1]	¥ 104,945		¥ 116,314
Receipts under custody	[2]	134,691		134,106
Payables for purchases of office building		10,450		0
Accrued expenses		8,578		6,932
Accrued advertisement expenses		4,849		6,091
Other payables		7,204		9,195
Total		270,717	$ 39,419	272,638
Non-current
Initial reimbursement payment from depositary bank	[3]	0		890
Total		¥ 270,717		¥ 273,528

[1]	The customer deposits mainly represent the cash deposits as collateral collected from the merchants of the online platform. The deposit can be withdrawn immediately after the merchants terminate its online shop on the platform.
[2]	The receipts under custody mainly represent the amounts received by the Group from the registered users for their purchase through the Company’s online market platform, and have not been remitted to the third-party merchants yet.
[3]	The Company received initial reimbursement payment of US$935 (RMB6,297) from depositary bank in January 2019. The amount was recorded ratably as other income over 5 year arrangement period. For the year ended March 31, 2021, 2022 and 2023, the Company has recorded RMB1,267, RMB1,201 and RMB1,281 in other income. For the year ended March 31, 2021, 2022 and 2023, the Group received additional reimbursement payments of US$1,638 (RMB10,829), US$448 (RMB2,857) and nil from depositary bank for the transaction costs incurred in the prior years and the amount was recorded in other income.